LONG TERM INCENTIVE PLANS ("LTIP") - Share Based Compensation Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amounts capitalized in the period	$ (200,000)	$ (100,000)
Non-cash share based compensation expense	4,800,000	4,900,000
Expense (reduction) for share-based compensation	4,400,000	4,100,000
PSU and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash PSU and RSU expense	3,500,000	5,000,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash PSU and RSU expense	1,500,000	0
Expense (reduction) for share-based compensation	1,500,000	0
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	(500,000)	(200,000)
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	$ 100,000	$ (600,000)